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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               -----------------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Investors II, L.P.*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number: 28-13492

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Domenic J. Ferrante
Title: Managing Member of Brookside Capital Management, LLC, the general partner of Brookside Capital Investors II, L.P., the general partner of Brookside Capital Trading Fund, L.P.
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


       /s/ Domenic J. Ferrante               Boston, MA             2/14/11
-------------------------------------   -------------------   ------------------
             [Signature]                   [City, State]            [Date]

* The report on Form 13F for the period ended December 31, 2010 for Brookside Capital Investors II, L.P. ("BCI-LP") is being filed by Brookside Capital Management, LLC, the general partner of BCI-LP, which is the general partner of Brookside Capital Trading Fund, L.P. (the "Fund"). On December 31, 2010 substantially all of the assets of Brookside Capital Partners Fund, L.P. were transferred to the Fund pursuant to an internal reorganization. Domenic J. Ferrante is the Managing Member of Brookside Capital Management, LLC.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

     Form 13F File Number   Name
     --------------------   ----
     28-13491               Brookside Capital Trading Fund, L.P.
     28-06625               Brookside Capital Management, LLC